Transition Period Financial Statements (Unaudited)	11 Months Ended
Mar. 31, 2012
Transition Period Financial Statements (Unaudited)
U.	Transition Period Financial Statements (Unaudited):

Consolidated operating results for the eleven months ended March 31, 2012 and the eleven months ended March 31, 2011 (unaudited) are summarized as follows:

(In Thousands)	11 Months Ended March 31, 2012	11 Months Ended March 31, 2011
		(Unaudited)
Interest income	$9,000	$9,580
Interest expense	1,307	1,780

Net interest income	7,693	7,800

Provision for loan losses	228	156

Net interest income after
provision for loan losses	7,465	7,644

Noninterest income:
Gain on sales of mortgages	376	465
Gain on sales of investments	294	232
Other	1,017	1,052

Total noninterest income	1,687	1,749

Noninterest expense	(7,317)	(7,481)

Income before income taxes	1,835	1,912
Provision for income taxes	618	678

Net income	$1,217	$1,234